Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Blueprint Chesapeake Multi-Asset Trend ETF
Shareholder Report [Line Items]
Fund Name	Blueprint Chesapeake Multi-Asset Trend ETF
Class Name	Blueprint Chesapeake Multi-Asset Trend ETF
Trading Symbol	TFPN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Blueprint Chesapeake Multi-Asset Trend ETF (the "Fund") for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://tfpnetf.com/. You can also request this information by contacting us at (855) 843‑2534 or by writing to the Blueprint Chesapeake Multi-Asset Trend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855) 843‑2534
Additional Information Website	https://tfpnetf.com/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blueprint Chesapeake Multi-Asset Trend ETF	$294	2.48%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 294
Expense Ratio, Percent	2.48%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period July 1, 2025 – June 30, 2026

During the 12-month reporting period, the TFPN Fund returned 36.89% (NAV) and 37.33% (market price).

The Fund began the fiscal year with strong gains—benefiting from long positions in select commodities and trend-driven single equities. Trend signals remained persistent throughout the year contributing to a strong year of performance.

TFPN maintained its systematic approach throughout, adjusting exposures based on the strength and direction of price trends across asset classes. The strategy does not rely on predictions or discretionary decisions, instead following a rules-based process to identify opportunities and manage risk.

Performance Drivers

  Currencies: Net exposure to foreign currencies increased through the year as central bank paths diverged. Long positions in the Australian Dollar against the New Zealand Dollar and Canadian Dollar contributed early, and short Euro crosses against the Hungarian Forint and South African Rand led later in the period. Long emerging market exposure in the Colombian Peso and Brazilian Real also added.
  Commodities: Commodity results were mixed and roughly flat for the year. Metals led early, with gold becoming the Fund's largest single commodity holding by September and long exposure building in copper and silver. Energy took over later, as long positions in gas oil, heating oil, and Brent crude benefited from sustained trends. Precious metals and grains gave back much of the earlier gain as those trends reversed.
  Fixed Income: Fixed income remained the Fund's largest allocation by weight and contributed meaningfully early in the year, anchored by long short-duration positions in instruments such as STIP and SUB. The portfolio later moved short across the curve in both domestic and foreign bonds. Short-term interest rate futures and European sovereign shorts detracted as rate expectations shifted.
  Equities: Single stocks were the largest driver of the year's return, with the sleeve ending the period roughly four to one net long. Persistent longs in Strategy Inc., AZZ Inc., and Carpenter Technology contributed throughout. Semiconductors and semiconductor equipment led in the second half, including Western Digital, Micron Technology, and Lam Research, while long positions in Bloom Energy and Kodiak Gas Services also added.

Positioning as of June 30, 2026

At period-end, TFPN held:

  Long positions in energy, metals and mixed positioning in softs and livestock commodities
  Net long foreign currency exposure, long emerging market currencies and short the Euro and the Sterling
  Short positions across the curve in domestic and foreign bonds
  Net long single-stock positions (~4:1)

While the year included periods of disruption, the Fund remained consistent in applying its systematic process—reducing risk when trends weakened and scaling back in when trend strength improved. TFPN’s diversified, rules-based framework is designed to participate in sustained market trends while actively managing downside risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended June 30, 2026:	1 Year	Since Inception (7/11/23)
Blueprint Chesapeake Multi-Asset Trend ETF - at NAV	36.89%	8.76%
S&P 500 Total Return Index	22.32%	20.91%

Performance Inception Date	Jul. 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 17, 2026
Updated Performance Information Location [Text Block]	Visit https://tfpnetf.com/ for more recent performance information.
Net Assets	$ 169,983,000
Holdings Count | Holdings	433
Advisory Fees Paid, Amount	$ 1,333,039
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Size (Thousands)	$169,983
Number of Holdings	433
Total Advisory Fee Paid	$1,333,039
Portfolio Turnover Rate	66%

Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2026)

Sector/Security Type - Investments (% of net assets)

(Excludes securities sold short and other financial instruments)

*	Less than 0.05% of net assets.

Top Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 3.57%	5.1%
Western Digital Corp.	3.5%
Lumentum Holdings, Inc.	3.4%
iShares National Muni Bond ETF	2.6%
Micron Technology, Inc.	2.5%
iShares TIPS Bond ETF	2.2%
Bloom Energy Corp. - Class A	2.1%
Carpenter Technology Corp.	2.0%
AZZ, Inc.	1.6%
Lam Research Corp.	1.5%

Sector/Security Type - Securities Sold Short

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

*	Less than 0.05% of net assets.

Percentages are based on total net assets, excluding Other Financial Instruments. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities. Futures contracts and Forward currency contracts percentages are based on unrealized appreciation (depreciation).

Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 3.57%	5.1%
Western Digital Corp.	3.5%
Lumentum Holdings, Inc.	3.4%
iShares National Muni Bond ETF	2.6%
Micron Technology, Inc.	2.5%
iShares TIPS Bond ETF	2.2%
Bloom Energy Corp. - Class A	2.1%
Carpenter Technology Corp.	2.0%
AZZ, Inc.	1.6%
Lam Research Corp.	1.5%

Material Fund Change [Text Block]

Fund Changes

Subsequent to the fiscal year end, the Fund discontinued the use of short sales and transitioned to derivative instruments to obtain certain investment exposures. As a result, the Fund revised the Other Expenses presented in its prospectus to reflect the expenses expected to be incurred under its current investment strategy. The revised Other Expenses became effective on July 17, 2026.

Chesapeake Trend-Following Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Chesapeake Trend-Following Fixed Income ETF
Class Name	Chesapeake Trend-Following Fixed Income ETF
Trading Symbol	TFFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Chesapeake Trend-Following Fixed Income ETF (the "Fund") for the period February 23, 2026 (commencement of operations) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://tffietf.com/. You can also request this information by contacting us at (855) 843‑2534 or by writing to the Chesapeake Trend-Following Fixed Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855) 843‑2534
Additional Information Website	https://tffietf.com/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chesapeake Trend-Following Fixed Income ETF	$33*	0.95%**
*	The Fund commenced operations on February 23, 2026. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 33	[2]
Expense Ratio, Percent	0.95%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Chesapeake Trend Following Fixed Income ETF (TFFI) commenced trading on February 23, 2026. The fund returned -1.64% for the period ending June 30th, 2026.

The strategy applies repeatable systematic investing rules to invest both long and short across four areas of the fixed income asset class:

  Sovereign duration
  Short-term rates
  Credit and spread products
  Inflation-sensitive and hybrid fixed income

Performance and Positioning: TFFI completed the period with a meaningful net short position in fixed income. Those positions developed as bond prices weakened, both across the US and global curve. The strategy responded systematically to observable price behavior—scaling exposure where trends persisted and cutting risk where they weakened. Fixed income remained net short following the significant shift in interest rate yields. Positioning included short exposure across U.S. Treasury and international government bond futures spanning several maturities, along with increased exposure to short-term Japanese interest-rate futures. The portfolio maintains a meaningful net short, fixed income position.

TFFI’s broad global exposure and long/short flexibility allow the ETF to adjust to all market cycles and interest rate environments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (2/23/26)
Chesapeake Trend-Following Fixed Income ETF - at NAV	-1.64%
Bloomberg U.S. Aggregate Bond Index	-0.80%

Performance Inception Date	Feb. 23, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://tffietf.com/ for more recent performance information.
Net Assets	$ 36,886,000
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 90,371
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Size (Thousands)	$36,886
Number of Holdings	48
Total Advisory Fee Paid	$90,371
Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2026)

Sector/Security Type - Investments (% of net assets)

(Excludes securities sold short and other financial instruments)

Top Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 3.57%	36.0%
iShares National Muni Bond ETF	11.4%
iShares TIPS Bond ETF	9.3%
Vanguard Short-Term Corporate Bond ETF	9.0%
SPDR Bloomberg Convertible Securities ETF	7.9%
iShares Preferred and Income Securities ETF	6.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.7%
iShares MBS ETF	4.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
Blackstone Mortgage Trust, Inc. - REIT	1.3%

Sector/Security Type - Securities Sold Short

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

*	Less than 0.05% of net assets.

Largest Holdings [Text Block]
Top Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 3.57%	36.0%
iShares National Muni Bond ETF	11.4%
iShares TIPS Bond ETF	9.3%
Vanguard Short-Term Corporate Bond ETF	9.0%
SPDR Bloomberg Convertible Securities ETF	7.9%
iShares Preferred and Income Securities ETF	6.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.7%
iShares MBS ETF	4.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
Blackstone Mortgage Trust, Inc. - REIT	1.3%

Sector/Security Type - Securities Sold Short

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

*	Less than 0.05% of net assets.

Material Fund Change [Text Block]	Fund Changes There were no material changes during the reporting period.

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	The Fund commenced operations on February 23, 2026. Expenses for a full reporting period would be higher than the figures shown.
[3]	Costs paid as a percentage of a $10,000 investment is an annualized figure.